SHARE CAPITAL - Schedule of Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 26, 2026	Jan. 20, 2026	Dec. 31, 2025	Dec. 31, 2024
Major preference share transactions
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 29
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid			$ 1,638	$ 1,569
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)	$ 0.71
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid			134	132
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			16	16
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			9	8
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			17	14
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			15	11
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			10	10
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			12	12
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			10	9
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			5	9
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			24	24
Series 22 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			0	3
Series 25 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 16	$ 16
Series 25 preferred share | Major preference share transactions
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		4
Series 1, 3, 5, 7, and 21 preferred shares | Major preference share transactions
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		20
Series 15 and 17 preferred shares | Major preference share transactions
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 5